Advances to Suppliers, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Advances to Suppliers, Net [Abstract]
Schedule of Advances to Suppliers	Advances to suppliers consisted of the following:
	June 30,	December 31,
	2024	2023
Advances to suppliers	78,772,548	76,463,466
Provision for impairment	(34,796,757)	(20,048,713)
Advances to suppliers, net	$43,975,791	$56,414,753
Advances to suppliers consisted of the following:
	December 31,	December 31,
	2023	2022
Advances to suppliers	99,908,946	13,139,128
Provision for impairment	(28,605,502)	-
	$71,303,444	$13,139,128